Intangibles and other assets (Schedule of detailed information about intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets [line items]
Balance, beginning of year	$ 5,898
Balance, end of year	4,767	$ 5,898
Cost [Member]
Disclosure of reconciliation of changes in intangible assets [line items]
Balance, beginning of year	24,768	23,350
Additions	169	968
Disposals	(1,553)	386
Effects of movement in exchange rates	389	64
Balance, end of year	23,773	24,768
Accumulated amortization [Member]
Disclosure of reconciliation of changes in intangible assets [line items]
Balance, beginning of year	(18,870)	(17,941)
Additions	(1,057)	(872)
Disposals	1,274	0
Effects of movement in exchange rates	(353)	(57)
Balance, end of year	$ (19,006)	$ (18,870)